Borrowings and financial liabilities - Main characteristics of the warrants (Details) € / shares in Units, € in Thousands						12 Months Ended
	Nov. 19, 2021 EUR (€) € / shares shares	Apr. 30, 2020 € / shares	Dec. 27, 2019 EUR (€) € / shares shares	Aug. 21, 2019 EUR (€) € / shares shares	Jul. 10, 2015 € / shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2018 EUR (€)
Warrant Disclosure [Line Items]
Warrant term		5 years			4 years	85 years
Valuation model based on Black-Scholes
Number of warrants outstanding | shares						2,218,293
Exercise price per share | € / shares		€ 0.27			€ 6.00	€ 0.56
Valuation input						0.96
Value of the equity instrument						€ 5,803	€ (8,284)	€ 2,268	€ 7,006
Deferred tax liabilities on the issuance of warrants							80
Deferred tax benefit							€ 80
BSA Warrants Detached From NEGMA ORNANE
Warrant Disclosure [Line Items]
Warrant term						5 years
NEGMA Tranche 1 warrants
Warrant Disclosure [Line Items]
Warrant term						7 years
Valuation model based on Black-Scholes
Number of warrants outstanding | shares				585,936
Exercise price per share | € / shares				€ 0.64
Expected Term Of Convertible Notes				3 months
Value of the equity instrument				€ 175
NEGMA Tranche 1 warrants | Volatility
Valuation model based on Black-Scholes
Valuation input				83.16
NEGMA Tranche 1 warrants | Risk-free rate
Valuation model based on Black-Scholes
Valuation input				(0.96)
NEGMA Tranche 2 warrants
Valuation model based on Black-Scholes
Number of warrants outstanding | shares			694,444
Exercise price per share | € / shares			€ 0.27
Expected Term Of Convertible Notes			3 months
Value of the equity instrument			€ 111
NEGMA Tranche 2 warrants | Volatility
Valuation model based on Black-Scholes
Valuation input			119.15
NEGMA Tranche 2 warrants | Risk-free rate
Valuation model based on Black-Scholes
Valuation input			(0.96)
Warrants 2021 to Kreos [Member]
Valuation model based on Black-Scholes
Fair value of warrants	€ (710)					€ (788)
Warrants 2018 to Kreos [Member]
Valuation model based on Black-Scholes
Number of warrants outstanding | shares	2,218,293					2,218,293
Exercise price per share | € / shares	€ 0.56					€ 0.56
Change in Fair Value of Warrants						€ (78)
Warrants 2018 to Kreos [Member] | Maturity
Warrant Disclosure [Line Items]
Warrant term	7 years					6 years 10 months 17 days
Warrants 2018 to Kreos [Member] | Volatility
Valuation model based on Black-Scholes
Valuation input	85					85